Property, Plant and Equipment - Composition of Assets Grouped by Major Classifications (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Cost:
Cost of property, plant and equipment	$ 482,716	$ 465,344
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	277,208	255,383
Depreciated cost	205,508	209,961
Land [Member]
Cost:
Cost of property, plant and equipment	7,628	7,628
Buildings [Member]
Cost:
Cost of property, plant and equipment	190,617	187,570
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	85,139	78,150
Leasehold Improvements [Member]
Cost:
Cost of property, plant and equipment	3,552	3,383
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	2,084	1,847
Machinery and Equipment [Member]
Cost:
Cost of property, plant and equipment	219,210	212,480
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	153,628	144,437
Computer Software and Equipment [Member]
Cost:
Cost of property, plant and equipment	46,087	39,156
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	25,445	20,857
Motor Vehicles [Member]
Cost:
Cost of property, plant and equipment	80	80
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	80	80
Furniture, Fixtures and Office Equipment [Member]
Cost:
Cost of property, plant and equipment	15,542	15,047
Accumulated depreciation and impairment charges:
Accumulated depreciation and impairment charges	$ 10,832	$ 10,012